Loans - Summary of Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Contract	Dec. 31, 2019 USD ($) Contract	Dec. 31, 2018 USD ($) Contract
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	16	1	3
Pre-Modification Recorded Investment	$ 1,160	$ 17	$ 227
Post-Modification Recorded Investment	$ 1,160	$ 17	$ 227
Consumer [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	6	1
Pre-Modification Recorded Investment	$ 146	$ 17
Post-Modification Recorded Investment	$ 146	$ 17
Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	2		2
Pre-Modification Recorded Investment	$ 189		$ 27
Post-Modification Recorded Investment	$ 189		$ 27
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	6		1
Pre-Modification Recorded Investment	$ 648		$ 200
Post-Modification Recorded Investment	$ 648		$ 200
Commercial Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Number Of Loans Restructured | Contract	2
Pre-Modification Recorded Investment	$ 177
Post-Modification Recorded Investment	$ 177